Debt Facility (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Components of Debt Facility Carrying Value

The following table summarizes the components of the debt facility carrying value.

	As of December 31, 2016		As of December 31, 2015
	Short-Term	Long-Term	Short-Term	Long-Term
Potential prepayment to lender	$—	$—	$10,000	$—
Principal payments to lender and end of term charge	1,521	2,538	874	4,839
Accrued interest	27	—	117	—
Debt issuance costs	—	(180)	—	(776)
Debt discount related to warrants	—	(73)	—	(337)
Carrying value	$1,548	$2,285	$10,991	$3,726

Future Minimum Payments

Future minimum payments under the debt facility are as follows:

Year Ending December 31,
2017	$1,776
2018	1,776
2019	865
Total future minimum payments	4,417
Unamortized interest	(331)
Debt issuance costs and debt discount	(253)
Total minimum payment	3,833
Short-term portion	(1,548)
Long-term debt facility	$2,285